SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 82.9%
	Automobiles & Components — 1.5%
	Automobiles — 1.5%
	Mercedes-Benz Group AG	1,479,700	$ 85,626,982
	Stellantis NV	5,164,500	63,819,929
			149,446,911
	Banks — 7.8%
	Banks — 7.8%
[a]	Bank of China Ltd. Class H	65,455,000	26,109,261
	Bank of Communications Co. Ltd. Class H	23,252,000	16,060,794
	BNP Paribas SA	6,321,500	300,525,702
	Citigroup, Inc.	993,199	45,677,222
[a]	Industrial & Commercial Bank of China Ltd. Class H	26,740,000	15,880,155
	JPMorgan Chase & Co.	1,747,148	196,746,336
	Regions Financial Corp.	10,525,108	197,345,775
			798,345,245
	Capital Goods — 1.9%
	Aerospace & Defense — 1.0%
	BAE Systems plc	10,030,100	101,364,460
	Industrial Conglomerates — 0.9%
	Siemens AG	971,100	98,805,022
			200,169,482
	Diversified Financials — 8.2%
	Capital Markets — 4.8%
	Apollo Investment Corp.	2,937,783	31,639,923
	CME Group, Inc.	1,620,293	331,673,977
[b]	SLR Investment Corp.	4,307,900	63,024,577
	UBS Group AG	4,225,272	68,115,997
	Diversified Financial Services — 1.8%
	Equitable Holdings, Inc.	5,628,308	146,729,989
	M&G plc	13,369,000	31,669,374
	Mortgage Real Estate Investment Trusts — 1.6%
[b]	Chimera Investment Corp.	17,317,311	152,738,683
	Granite Point Mortgage Trust, Inc.	1,417,500	13,565,475
			839,157,995
	Energy — 6.3%
	Oil, Gas & Consumable Fuels — 6.3%
	Enbridge, Inc.	2,094,079	88,435,468
[c]	LUKOIL PJSC Sponsored ADR	314,000	226,080
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	Petroleo Brasileiro SA Sponsored ADR	5,585,308	65,236,397
	TotalEnergies SE	8,807,100	464,884,901
	Woodside Energy Group Ltd.	1,307,742	28,740,987
			647,536,272
	Food & Staples Retailing — 2.9%
	Food & Staples Retailing — 2.9%
	Tesco plc	87,784,830	273,028,571
	Walgreens Boots Alliance, Inc.	730,445	27,683,865
			300,712,436
	Food, Beverage & Tobacco — 0.3%
	Food Products — 0.3%
	Nestle SA	289,900	33,841,152
			33,841,152
	Insurance — 6.7%
	Insurance — 6.7%
	Assicurazioni Generali SpA	15,779,847	251,768,070
	Aviva plc	13,116,536	64,074,619

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	AXA SA	2,620,500	$ 59,481,674
	Legal & General Group plc	15,073,000	43,944,339
	NN Group NV	5,888,177	267,430,124
			686,698,826
	Materials — 4.9%
	Chemicals — 1.4%
	LyondellBasell Industries NV Class A	1,626,496	142,253,340
	Metals & Mining — 3.5%
	BHP Group Ltd.	4,625,000	131,686,799
	Glencore plc	42,737,800	231,562,098
[c]	MMC Norilsk Nickel PJSC ADR	3,514,000	2,073,260
			507,575,497
	Pharmaceuticals, Biotechnology & Life Sciences — 11.5%
	Biotechnology — 3.4%
	AbbVie, Inc.	2,297,868	351,941,463
	Pharmaceuticals — 8.1%
	AstraZeneca plc	1,175,800	154,580,579
	Merck & Co., Inc.	1,684,237	153,551,887
	Novartis AG	700,600	59,334,321
	Pfizer, Inc.	5,691,860	298,424,220
	Roche Holding AG	508,000	169,510,711
			1,187,343,181
	Real Estate — 0.5%
	Equity Real Estate Investment Trusts — 0.5%
	Washington Real Estate Investment Trust	2,270,830	48,391,387
			48,391,387
	Retailing — 1.3%
	Specialty Retail — 1.3%
	Home Depot, Inc.	505,482	138,638,548
			138,638,548
	Semiconductors & Semiconductor Equipment — 8.5%
	Semiconductors & Semiconductor Equipment — 8.5%
	Broadcom, Inc.	698,040	339,114,813
	QUALCOMM, Inc.	1,857,277	237,248,564
	Taiwan Semiconductor Manufacturing Co. Ltd.	18,903,000	302,615,837
			878,979,214
	Technology Hardware & Equipment — 3.4%
	Communications Equipment — 0.9%
	Cisco Systems, Inc.	2,053,251	87,550,623
	Technology Hardware, Storage & Peripherals — 2.5%
	Samsung Electronics Co. Ltd.	5,940,000	260,767,098
			348,317,721
	Telecommunication Services — 10.1%
	Diversified Telecommunication Services — 6.5%
	Deutsche Telekom AG	9,128,500	181,241,445
	Koninklijke KPN NV	12,933,000	46,094,220
	Orange SA	37,997,780	446,777,859
	Wireless Telecommunication Services — 3.6%
	Vodafone Group plc	237,227,924	365,765,729
			1,039,879,253
	Transportation — 1.0%
	Air Freight & Logistics — 1.0%
	Deutsche Post AG	2,770,100	103,750,586
			103,750,586
	Utilities — 6.1%
	Electric Utilities — 5.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Electricite de France SA	10,494,138	$ 85,845,173
	Endesa SA	6,304,383	118,920,207
	Enel SpA	45,577,671	249,323,488
	Energias de Portugal SA	20,615,600	96,181,534
	Multi-Utilities — 0.8%
	E.ON SE	9,257,000	77,684,592
			627,954,994
	Total Common Stock (Cost $7,324,770,082)		8,536,738,700
	Preferred Stock — 0.3%
	Banks — 0.1%
	Banks — 0.1%
[d,e,f]	First Horizon Bank 3.75% (LIBOR 3 Month + 0.85%)	12,000	9,755,712
			9,755,712
	Diversified Financials — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 4.00% (LIBOR 3 Month + 0.70%)	120,000	2,293,200
			2,293,200
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[e]	Crestwood Equity Partners LP 9.25%	2,166,596	19,716,024
			19,716,024
	Total Preferred Stock (Cost $35,891,206)		31,764,936
	Asset Backed Securities — 2.7%
	Auto Receivables — 1.6%
	American Credit Acceptance Receivables Trust,
[d]	Series 2019-3 Class F, 5.42% due 5/12/2026	$ 6,850,000	6,811,071
[d]	Series 2019-4 Class F, 5.37% due 9/14/2026	5,000,000	4,961,778
[d]	Series 2020-1 Class F, 4.75% due 11/13/2026	5,460,000	5,363,598
	Carvana Auto Receivables Trust,
[d]	Series 2019-4A Class R, 0.01% due 10/15/2026	32,000	11,105,930
[d]	Series 2021-N1 Class R, due 1/10/2028	24,500	7,337,449
[d]	Series 2021-N2 Class R, 0.01% due 3/10/2028	10,500	4,663,725
[d]	Series 2021-P1 Class R, due 12/10/2027	24,000	5,276,495
[d]	Series 2021-P2 Class R, due 5/10/2028	8,000	3,448,928
[d]	Series 2021-P4 Class R, due 9/11/2028	17,500	7,822,036
[d]	Series 2022-P1 Class R, 0.01% due 1/10/2029	24,000	8,748,118
	CPS Auto Receivables Trust,
[d]	Series 2018-B Class E, 5.61% due 12/16/2024	5,158,000	5,184,371
[d]	Series 2019-A Class E, 5.81% due 3/16/2026	1,000,000	1,006,310
[d]	Series 2020-A Class E, 4.09% due 12/15/2025	2,000,000	1,968,788
[d]	Series 2020-C Class F, 6.67% due 11/15/2027	3,000,000	2,940,332
[c,d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	14,000,000	13,132,000
[c,d]	Credit Suisse ABS Trust, Series 2020-AT1 Class CERT, 0.01% due 6/15/2026	40,000	1,971,316
[d]	DT Auto Owner Trust, Series 2020-1A Class E, 3.48% due 2/16/2027	4,500,000	4,310,443
	Flagship Credit Auto Trust,
[d]	Series 2018-4 Class R, 0.01% due 3/16/2026	53,000	4,385,897
[d]	Series 2019-1 Class R, 0.01% due 6/15/2026	6,000	416,743
[d]	Series 2019-3 Class R, 0.01% due 12/15/2026	60,000	8,236,525
[d]	Series 2019-4 Class R, 0.01% due 3/15/2027	42,000	6,486,338
[d]	Foursight Capital Automobile Receivables Trust, Series 2020-1 Class F, 4.62% due 6/15/2027	3,180,000	3,126,251
	JPMorgan Chase Bank NA - CACLN,
[d]	Series 2020 -1 Class R, 33.784% due 1/25/2028	1,847,128	2,172,404
[d]	Series 2020-2 Class R, 31.355% due 2/25/2028	1,192,732	1,400,321
[d]	Series 2021-1 Class R, 28.348% due 9/25/2028	3,812,338	4,491,041
[d]	Santander Consumer Auto Receivables Trust, Series 2020-AA Class R, 0.01% due 1/16/2029	45,588	7,198,427
[d]	United Auto Credit Securitization Trust, Series 2022-1 Class R, 0.01% due 11/10/2028	37,000	14,205,244
[d]	Veros Automobile Receivables Trust, Series 2020-1 Class D, 5.64% due 2/16/2027	5,000,000	4,953,108
[d]	Westlake Automobile Receivables Trust, Series 2019-3A Class F, 4.72% due 4/15/2026	8,000,000	7,935,515

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			161,060,502
	Other Asset Backed — 1.1%
[d]	Amur Equipment Finance Receivables VIII LLC, Series 2020-1A Class E, 7.00% due 1/20/2027	$ 5,536,362	$ 5,432,813
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	8,200,000	7,872,004
	CFG Investments Ltd.,
[d]	Series 2021-1 Class C, 7.48% due 5/20/2032	2,340,000	2,221,166
[d]	Series 2021-1 Class D, 9.07% due 5/20/2032	800,000	755,625
	Consumer Loan Underlying Bond Credit Trust,
[d]	Series 2018-P3 Class C, 5.54% due 1/15/2026	1,073,918	1,074,271
[d]	Series 2019-HP1 Class C, 4.70% due 12/15/2026	6,700,000	6,704,658
[d,f]	Series 2019-HP1 Class CERT, due 12/15/2026	400,000	4,299,411
[d]	Series 2019-P1 Class C, 4.66% due 7/15/2026	4,283,568	4,276,385
[d]	Series 2020-P1 Class C, 4.61% due 3/15/2028	4,041,427	4,030,608
[d]	Fat Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 6.00% due 7/25/2051	10,500,000	10,100,380
[c,d]	Goldman Home Improvement Trust Series 2021-GRN2 Class R, due 6/20/2051	42,000	3,115,924
[d]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class C, 7.699% due 10/15/2028	25,750,000	25,555,443
	Marlette Funding Trust,
[d]	Series 2019-1A Class C, 4.42% due 4/16/2029	3,201,075	3,188,091
[d]	Series 2021-1A Class R, 0.01% due 6/16/2031	9,550	1,755,549
[d]	Series 2021-2A Class R, 0.01% due 9/15/2031	26,000	5,445,437
	Mosaic Solar Loan Trust,
[c,d]	Series 2020-2A Class R, 0.01% due 8/20/2046	5,039,092	2,312,439
[c,d]	Series 2021-1A Class R, 0.01% due 12/20/2046	6,584,370	2,627,822
[c,d]	Series 2021-2A Class R, 0.01% due 4/22/2047	10,000,000	2,177,000
[d,f]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,604	6,624,958
	Prosper Pass-Thru Trust,
[d]	Series 2019-ST1 Class CERT, 0.01% due 7/15/2025	38,500,000	1,097,660
[d]	Series 2019-ST2 Class R1, 0.01% due 11/15/2025	17,477,134	2,442,150
[d]	Series 2019-ST2 Class R2, 0.01% due 11/15/2025	8,738,067	1,221,005
	Upstart Pass-Through Trust,
[d]	Series 2021-ST4 Class CERT, 0.01% due 7/20/2027	1,375,000	779,323
[d]	Series 2021-ST8 Class CERT, 0.01% due 10/20/2029	4,150,000	2,484,252
[d]	Series 2021-ST9 Class CERT, 0.01% due 11/20/2029	1,415,000	861,156
			108,455,530
	Student Loan — 0.0%
[d]	SoFi Professional Loan Program Trust, Series 2021-B Class R1, due 2/15/2047	23,000	1,217,247
			1,217,247
	Total Asset Backed Securities (Cost $269,749,610)		270,733,279
	Corporate Bonds — 7.1%
	Commercial & Professional Services — 0.4%
	Commercial Services & Supplies — 0.4%
[d,g]	Cimpress plc, 7.00% due 6/15/2026	27,804,000	22,164,515
	CoreCivic, Inc., 8.25% due 4/15/2026	20,726,000	20,215,726
			42,380,241
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[d]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	4,538,000	4,364,059
[d]	SeaWorld Parks & Entertainment, Inc., 8.75% due 5/1/2025	21,000,000	21,742,980
			26,107,039
	Diversified Financials — 0.6%
	Capital Markets — 0.2%
[d]	Compass Group Diversified Holdings LLC, 5.25% due 4/15/2029	3,500,000	2,899,330
[a,c,d,h]	JPR Royalty Sub LLC, 14.00% due 9/1/2020	5,000,000	0
[d]	StoneX Group, Inc., 8.625% due 6/15/2025	17,784,000	17,950,458
	Diversified Financial Services — 0.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Antares Holdings LP,
[d]	3.75% due 7/15/2027	$ 3,000,000	$ 2,548,290
[d]	6.00% due 8/15/2023	18,000,000	18,169,740
[d]	8.50% due 5/18/2025	11,500,000	12,412,755
[e,f]	JPMorgan Chase & Co., Series I, 4.709% (LIBOR 3 Month + 3.47%) due 10/30/2022	7,334,000	6,958,646
			60,939,219
	Energy — 2.6%
	Energy Equipment & Services — 0.1%
	Odebrecht Offshore Drilling Finance Ltd.,
[d,g]	6.72% due 12/1/2022	482,151	464,755
[d,g,i]	7.72% due 12/1/2026 PIK	19,635,701	4,858,069
[d,e,g]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas SA), Zero coupon due 8/1/2022	2,337,727	10,076
[a,d,g,h]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	11,396,735	612,574
	Oil, Gas & Consumable Fuels — 2.5%
[d]	Citgo Holding, Inc., 9.25% due 8/1/2024	14,196,000	13,815,405
[d]	CITGO Petroleum Corp., 7.00% due 6/15/2025	8,000,000	7,740,400
[f]	Energy Transfer LP, 4.304% (LIBOR 3 Month + 3.02%) due 11/1/2066	13,820,000	9,736,190
[f]	Enterprise TE Partners LP, Series 1, 4.358% (LIBOR 3 Month + 2.78%) due 6/1/2067	7,000,000	5,153,750
	Kinder Morgan Energy Partners LP,
	5.00% due 3/1/2043	10,000,000	8,752,300
	5.80% due 3/15/2035	10,000,000	10,125,300
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	23,005,459
	5.55% due 6/1/2045	5,000,000	4,722,850
	ONEOK Partners LP, 4.90% due 3/15/2025	9,544,000	9,623,120
[d]	Par Petroleum LLC/Par Petroleum Finance Corp., 7.75% due 12/15/2025	1,672,000	1,590,256
[g]	Petroleos Mexicanos, 5.95% due 1/28/2031	7,820,000	5,690,770
	Petroleos Mexicanos (EUR), 3.75% due 2/21/2024	2,000,000	2,022,963
[e,f]	Summit Midstream Partners LP, Series A, 9.50% (LIBOR 3 Month + 7.43%) due 12/15/2022	16,097,000	11,462,352
	Transcontinental Gas Pipe Line Co. LLC, 7.85% due 2/1/2026	32,700,000	36,070,716
	Williams Cos., Inc.,
	3.70% due 1/15/2023	29,129,000	29,170,072
	4.55% due 6/24/2024	69,318,000	69,963,350
	5.75% due 6/24/2044	14,198,000	14,249,823
			268,840,550
	Food & Staples Retailing — 0.0%
	Food & Staples Retailing — 0.0%
[d]	KeHE Distributors LLC/KeHE Finance Corp., 8.625% due 10/15/2026	4,675,000	4,675,234
			4,675,234
	Food, Beverage & Tobacco — 0.4%
	Tobacco — 0.4%
[d]	Vector Group Ltd., 10.50% due 11/1/2026	44,464,000	41,957,564
			41,957,564
	Insurance — 0.5%
	Insurance — 0.5%
[d]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	14,064,600
[d,f,g]	QBE Insurance Group Ltd., 7.50% (USSW10 + 6.03%) due 11/24/2043	40,000,000	40,837,200
			54,901,800
	Materials — 0.2%
	Containers & Packaging — 0.1%
[d]	Matthews International Corp., Class C, 5.25% due 12/1/2025	14,969,000	13,837,194
	Metals & Mining — 0.1%
[d]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	5,000,000	4,962,150
[d]	Compass Minerals International, Inc., 6.75% due 12/1/2027	3,000,000	2,722,500
			21,521,844
	Media & Entertainment — 0.1%
	Media — 0.1%
[d,g]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	10,000,000	8,689,800
			8,689,800

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.3%
[g]	Deutsche Telekom International Finance BV (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	$ 26,150,000	$ 32,304,664
[g]	Telefonica Emisiones SA (Guaranty: Telefonica SA), 7.045% due 6/20/2036	85,390,000	96,413,849
	Wireless Telecommunication Services — 0.4%
	Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.,
[d,g]	8.00% due 12/31/2026	10,003,281	6,768,220
[d,g]	8.75% due 5/25/2024	36,785,955	34,242,885
			169,729,618
	Transportation — 0.2%
	Airlines — 0.2%
	American Airlines Pass Through Trust,
	Series 2013-2, 4.95% due 7/15/2024	3,046,105	2,973,030
	Series 2016-3 Class B, 3.75% due 4/15/2027	11,108,948	9,629,791
	Series 2019-1B Class PPT, 3.85% due 8/15/2029	8,222,335	6,943,186
	US Airways Pass Through Trust, Series 2010-1A Class PTT, 6.25% due 10/22/2024	869,546	864,659
			20,410,666
	Utilities — 0.1%
	Gas Utilities — 0.1%
[d,g]	Rockpoint Gas Storage Canada Ltd., 7.00% due 3/31/2023	13,880,000	13,708,998
			13,708,998
	Total Corporate Bonds (Cost $708,410,158)		733,862,573
	Mortgage Backed — 1.6%
[d,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	17,152,815	16,455,517
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 2.572% due 8/25/2033	26,971	26,971
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.913% due 3/25/2050	1,052,621	905,113
[d,f]	Series 2019-1 Class B5, 3.913% due 3/25/2050	489,808	410,748
[d,f]	Series 2019-1 Class B6, 1.449% due 3/25/2050	704,082	519,923
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	809,947	732,478
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-J1 Class AIO1, 0.45% due 7/25/2050	67,057,466	936,303
[d,f,j]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	59,809,785	1,029,255
[d,f,j]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	80,150,178	563,664
[d,f]	Series 2020-J1 Class B4, 3.45% due 7/25/2050	1,387,285	1,159,239
[d,f]	Series 2020-J1 Class B5, 3.45% due 7/25/2050	694,122	507,245
[d,f]	Series 2020-J1 Class B6, 3.45% due 7/25/2050	1,299,775	505,146
[d,f,j]	Series 2020-J2 Class AX1, 0.262% due 1/25/2051	113,431,428	1,288,694
[d,f,j]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	120,560,297	1,197,188
[d,f]	Series 2020-J2 Class B4, 2.762% due 1/25/2051	491,000	240,072
[d,f]	Series 2020-J2 Class B5, 2.762% due 1/25/2051	164,000	78,072
[d,f]	Series 2020-J2 Class B6, 2.762% due 1/25/2051	655,000	164,360
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 2.482% due 3/25/2034	206,689	203,364
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	1,768,145
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,166,612
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	521,401
[d,j]	Series 2020-EXP1 Class XS, 0.01% due 5/25/2060	41,951,255	28,107
[d,f,j]	Series 2020-EXP2 Class A3IW, 0.909% due 8/25/2050	72,610,857	3,159,059
[d,f,j]	Series 2020-EXP2 Class A4IW, 0.909% due 8/25/2050	7,805,667	339,599
[d,f]	Series 2020-EXP2 Class B5, 3.409% due 8/25/2050	585,000	349,318
[d,f]	Series 2020-EXP2 Class B6, 3.409% due 8/25/2050	1,400,000	653,058
[d,f,j]	Series 2021-J1 Class A5IX, 0.111% due 4/25/2051	121,233,098	604,589
[d,f,j]	Series 2021-J1 Class AIOS, 0.23% due 4/25/2051	123,601,145	1,558,783
[d,f]	Series 2021-J1 Class B4, 2.611% due 4/25/2051	379,000	152,342
[d,f]	Series 2021-J1 Class B5, 2.611% due 4/25/2051	615,000	224,264
[d,f]	Series 2021-J1 Class B6, 2.611% due 4/25/2051	460,000	109,669
[d,f,j]	Series 2021-J3 Class A3I1, 0.50% due 9/25/2051	15,819,969	418,482
[d,f,j]	Series 2021-J3 Class A5I2, 0.25% due 9/25/2051	130,207,597	1,579,262
[d,f,j]	Series 2021-J3 Class AIOS, 0.08% due 9/25/2051	136,846,911	433,805

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f]	Series 2021-J3 Class B4, 2.856% due 9/25/2051	$ 1,033,000	$ 465,500
[d,f]	Series 2021-J3 Class B6, 2.856% due 9/25/2051	590,000	152,437
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	3,369,332
[d,f,j]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	97,628,453	640,511
[d,f]	Series 2021-AFC1 Class B3, 4.373% due 3/25/2056	215,000	187,809
[d,f,j]	Series 2021-AFC1 Class XS, 3.356% due 3/25/2056	97,628,453	9,540,282
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-2 Class AX1, 0.677% due 8/25/2050	120,792,958	2,960,044
[d,f,j]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	20,703,285	398,923
[d,f]	Series 2020-2 Class B4, 3.677% due 8/25/2050	858,170	693,311
[d,f]	Series 2020-2 Class B5, 3.677% due 8/25/2050	2,574,509	2,039,070
[d,f]	Series 2020-2 Class B6C, 3.677% due 8/25/2050	3,432,679	1,811,738
[d,f,j]	Series 2021-13INV Class AX1, 0.192% due 12/30/2051	182,900,470	1,606,506
[d,f,j]	Series 2021-13INV Class AX17, 0.18% due 12/30/2051	15,162,733	151,142
[d,f,j]	Series 2021-13INV Class AX4, 0.50% due 12/30/2051	13,835,994	371,155
[d,f]	Series 2021-13INV Class B4, 3.372% due 12/30/2051	2,471,693	1,692,674
[d,f]	Series 2021-13INV Class B5, 3.372% due 12/30/2051	484,452	317,167
[d,f]	Series 2021-13INV Class B6C, 3.372% due 12/30/2051	4,251,311	2,046,250
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	3,928,531
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-INV1 Class A11X, 3.437% due 10/25/2050	1,657,964	155,978
[d,f,j]	Series 2020-INV1 Class A12X, 2.946% due 10/25/2050	19,851,243	1,593,126
[d,f,j]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	102,246,371	834,698
[d,f,j]	Series 2020-INV1 Class AX1, due 10/25/2050	71,775,892	718
[d,f,j]	Series 2020-INV1 Class AX2, 0.446% due 10/25/2050	3,577,712	41,315
[d,f,j]	Series 2020-INV1 Class AX4, 0.933% due 10/25/2050	3,851,713	96,512
[d,f]	Series 2020-INV1 Class B4, 3.878% due 10/25/2050	1,938,219	1,653,146
[d,f]	Series 2020-INV1 Class B5, 3.878% due 10/25/2050	1,938,219	1,436,528
[d,f]	Series 2020-INV1 Class B6, 3.878% due 10/25/2050	4,472,978	2,523,017
[d,f,j]	Series 2020-INV1 Class BX, 0.378% due 10/25/2050	22,120,872	392,659
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2016-5 Class B5, 2.516% due 12/25/2046	1,999,994	1,362,226
[d,f,j]	Series 2020-3 Class AX1, 0.145% due 8/25/2050	16,723,576	58,941
[d,f,j]	Series 2020-4 Class A11X, 4.244% (5.25% - LIBOR 1 Month) due 11/25/2050	3,239,269	248,590
[d,f,j]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	14,684,685	200,446
[d,f,j]	Series 2020-4 Class AX1, 0.112% due 11/25/2050	54,239,937	116,610
[d,f,j]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	1,500,681	144,729
[d,f,j]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	3,463,318	51,961
[d,f]	Series 2020-4 Class B4, 3.662% due 11/25/2050	1,997,581	1,651,483
[d,f]	Series 2020-4 Class B5, 3.662% due 11/25/2050	922,108	725,595
[d,f]	Series 2020-4 Class B6, 3.567% due 11/25/2050	1,603,555	804,339
[d,f,j]	Series 2020-7 Class A3X, 0.50% due 1/25/2051	33,444,118	520,467
[d,f,j]	Series 2020-7 Class AX1, 0.125% due 1/25/2051	158,942,341	513,559
[d,f,j]	Series 2020-7 Class AX3, 3.50% due 1/25/2051	10,927,286	1,210,942
[d,f,j]	Series 2020-7 Class AX4, 0.40% due 1/25/2051	10,132,574	129,895
[d,f]	Series 2020-7 Class B4, 3.525% due 1/25/2051	2,442,172	2,061,005
[d,f]	Series 2020-7 Class B5, 3.525% due 1/25/2051	1,711,443	1,103,241
[d,f]	Series 2020-7 Class B6, 3.525% due 1/25/2051	2,290,000	856,546
[d,f]	Series 2021-11 Class B5, 3.031% due 1/25/2052	3,812,598	2,307,432
[d,f]	Series 2021-11 Class B6, 2.859% due 1/25/2052	4,450,518	1,737,924
[d,f,j]	Series 2022-2 Class AX1, 0.136% due 8/25/2052	230,417,314	1,364,393
[d,f,j]	Series 2022-2 Class AX4, 0.50% due 8/25/2052	14,552,672	384,281
[d,f]	Series 2022-2 Class B4, 3.136% due 8/25/2052	3,345,302	2,130,379
[d,f]	Series 2022-2 Class B5, 3.136% due 8/25/2052	1,776,881	947,460
[d,f]	Series 2022-2 Class B6, 2.998% due 8/25/2052	1,830,000	456,951
[d,f,j]	Series 2022-3 Class AX1, 0.12% due 8/25/2052	420,708,999	2,234,175
[d,f]	Series 2022-3 Class B4, 3.12% due 8/25/2052	2,744,127	1,748,252
[d,f]	Series 2022-3 Class B5, 3.12% due 8/25/2052	1,746,534	712,646
[d,f]	Series 2022-3 Class B6, 3.12% due 8/25/2052	1,505,000	388,987
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2021-INV2 Class AX1, 0.134% due 8/25/2051	109,521,460	700,510
[d,f,j]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	7,504,214	285,029
[d,f]	Series 2021-INV2 Class B5, 3.334% due 8/25/2051	323,599	214,126
[d,f]	Series 2021-INV2 Class B6, 3.334% due 8/25/2051	1,558,847	632,017

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f,j]	Series 2021-INV3 Class AX1, 0.173% due 10/25/2051	$132,864,804	$ 1,120,502
[d,f,j]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	10,760,178	310,378
[d,f]	Series 2021-INV3 Class B5, 3.223% due 10/25/2051	453,008	296,502
[d,f]	Series 2021-INV3 Class B6, 3.223% due 10/25/2051	1,963,042	813,740
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 2.959% due 8/25/2034	1,175,763	1,151,543
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2021-INV1 Class AX1, 0.757% due 6/25/2051	109,114,596	3,916,025
[d,f]	Series 2021-INV1 Class B5, 3.257% due 6/25/2051	1,124,308	718,551
[d,f]	Series 2021-INV1 Class B6, 1.713% due 6/25/2051	2,016,888	917,904
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,408,917
[d]	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, 0.01% due 9/25/2050	24,409,724	3,717,601
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.724% due 10/25/2047	2,203,257	2,011,477
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	69,590,004	227,204
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	6,916,585
[d,f]	Series 2019-3 Class B3, 5.979% due 9/25/2059	3,366,214	2,699,056
[c,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[d]	Series 2019-3 Class XS1, 0.01% due 9/25/2059	69,091,891	2,612
[d]	Series 2019-3 Class XS2, 0.01% due 9/25/2059	69,091,891	1,319,496
[d,f]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	8,959,494
[d,f]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B1, 3.624% due 1/25/2060	2,000,000	1,789,489
[d,f]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B2, 5.375% due 3/25/2065	4,500,000	4,411,631
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-3 Class AIO1, 0.191% due 6/25/2050	186,322,834	1,330,680
[d,f]	Series 2020-3 Class B5, 3.191% due 6/25/2050	1,046,000	607,303
[d,f]	Series 2020-3 Class B6, 3.191% due 6/25/2050	1,968,473	620,310
[d,f,j]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	199,254,013	5,162,373
[d,f]	Series 2021-INV1 Class B4, 3.32% due 8/25/2051	3,454,334	2,374,954
[d,f]	Series 2021-INV1 Class B5, 3.32% due 8/25/2051	2,664,772	1,756,459
[d,f]	Series 2021-INV1 Class B6, 3.32% due 8/25/2051	2,064,829	755,622
	Total Mortgage Backed (Cost $180,596,054)		164,412,421
	Loan Participations — 0.3%
	Commercial & Professional Services — 0.1%
	Professional Services — 0.1%
[k]	Par Pacific Holdings, Inc., 7.77% (LIBOR 3 Month + 6.75%) due 1/12/2026	12,388,474	11,769,050
[k]	RGIS Services LLC, 9.166% (LIBOR 1 Month + 7.50%) due 6/25/2025	2,871,459	2,756,601
			14,525,651
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[k]	CITGO Holding, Inc., 8.666% (LIBOR 1 Month + 7.00%) due 8/1/2023	7,794,949	7,679,662
			7,679,662
	Software & Services — 0.1%
	Information Technology Services — 0.1%
[k]	Vericast Corp., 10.00% (LIBOR 3 Month + 7.75%) due 6/16/2026	14,714,274	11,378,989
			11,378,989
	Total Loan Participations (Cost $36,536,871)		33,584,302
	Short-Term Investments — 4.3%
[b]	Thornburg Capital Management Fund	44,942,354	449,423,534
	Total Short-Term Investments (Cost $449,423,534)		449,423,534
	Total Investments — 99.2% (Cost $9,005,377,515)		$10,220,519,745
	Other Assets Less Liabilities — 0.8%		77,424,556
	Net Assets — 100.0%		$10,297,944,301

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2022 (Unaudited)

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2022
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	630,020,200	7/14/2022	767,009,641	$ 52,952,199	$ —
Swiss Franc	SSB	Sell	41,004,300	7/26/2022	43,007,135	—	(42,577)
Swiss Franc	SSB	Buy	7,749,100	7/26/2022	8,127,601	372,061	—
Swiss Franc	SSB	Buy	7,616,200	7/26/2022	7,988,210	134,490	—
Euro	SSB	Sell	657,181,400	8/18/2022	690,767,755	—	(2,416,242)
Euro	BBH	Sell	657,181,400	8/18/2022	690,767,755	—	(2,455,672)

Total						$53,458,750	$(4,914,491)

Net unrealized appreciation (depreciation)						$48,544,259

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $761,329,541, representing 7.39% of the Fund’s net assets.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2022.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Bond in default.
i	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2022.
j	Interest only.
k	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2022.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
EUR	Denominated in Euro
LIBOR	London Interbank Offered Rates
PIK	Payment-in-kind
SPV	Special Purpose Vehicle
USSW10	USD 10 Year Swap Rate

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2022 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/22	Dividend Income
Apollo Investment Corp.*	$49,127,545	$-	$(11,305,237)	$(7,482,325)	$1,299,940	$-	$3,244,806
Chimera Investment Corp	264,958,318	1,042,910	(10,205,936)	(819,325)	(102,237,284)	152,738,683	17,078,138
Malamute Energy, Inc.	12,439	-	-	-	-	12,439	-
SLR Investment Corp	88,149,127	-	(5,492,286)	(2,002,304)	(17,629,960)	63,024,577	5,394,388
Thornburg Capital Mgmt. Fund	271,426,844	1,238,686,912	(1,060,690,222)	-	-	449,423,534	1,422,015
Total	$673,674,273	$1,239,729,822	$(1,087,693,681)	$(10,303,954)	$(118,567,304)	$665,199,233	$27,139,347
* Issuer no longer affiliated at June 30, 2022.